Investments - Sale-Leaseback Transactions Accounted for as Financing Arrangements (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Investments [Abstract]
Remainder of 2025	$ 30,907
2026	126,329	$ 95,490
2027	128,407	97,189
2028	130,520	98,939
2029	132,751	100,741
2030	135,045	102,655
Thereafter	3,882,609	3,293,942
Total future scheduled payments	$ 4,566,568	$ 3,788,956